Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of weighted average assumptions used to calculate fair value of option awards
Fair value of options granted during the year	$ 1.52	$ 2.11	$ 2.75
Risk-free rate of return	0.98%	2.72%	3.05%
Expected term in months	61 months	78 months	111 months
Expected volatility	62.00%	47.00%	45.00%
Expected dividends